Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to life and disability insurance (Details) - Directors - Life Insurance - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 45,340	€ 33,014
Ana Botín
Disclosure of transactions between related parties [line items]
Life insurance, amount	21,525	21,054
Héctor Grisi
Disclosure of transactions between related parties [line items]
Life insurance, amount	12,600	50
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 11,215	€ 11,910